Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers	The Group’s sources of revenue are:

Figures in million – SA rand	2024	2023	2022
Primary mining:
Gold mining activities	24,077	23,327	12,568
PGM mining activities[1]	59,682	66,275	84,359
Nickel refining activities	2,784	3,024	3,140
Secondary mining:
Zinc retreatment operation[2]	4,220	2,580	—
Gold tailings retreatment[3]	7,068	5,816	5,274
Recycling:
E-scrap recycling activities[4]	6,306	—	—
US PGM recycling activities	7,574	13,318	32,267
Other:
Stream[1]	581	509	338
Toll treatment arrangement (SA PGM)[5]	—	—	105
Total revenue from contracts with customers	112,292	114,849	138,051
Adjustments relating to sales of PGM concentrate provisional pricing[6]	74	(836)	237
Adjustments relating to Zinc operation provisional pricing[6]	(237)	(329)	—
Total revenue	112,129	113,684	138,288
1The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton Precious Metals International (Wheaton International) (Wheaton Stream) in the
above. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
2The difference between revenue from the zinc retreatment operation above and total revenue from zinc retreatment operation per the segment report relates to the separate disclosure of revenue related to adjustments on the provisional pricing on zinc sales
3Gold tailings retreatment (previously included in "Gold mining activities") relates to DRDGOLD, which is included in the SA gold segment
4Includes revenue from Reldan since the date of acquisition (see note 16.1)
5This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for the year ended 31 December 2022 represents revenue earned for the processing of material received before 31 December
2021
6These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2024	2023	2022
Southern Africa (SA)	82,402	84,736	89,507
United States (US)[1]	22,960	23,673	45,641
Europe (EU)	2,784	3,024	3,140
Australia (AUS)	3,983	2,251	—
Total revenue	112,129	113,684	138,288
1The difference between revenue generated by operations in the US and the revenue in the total US operations per segment disclosures relates to the Wheaton Stream

Schedule of revenue generated by product	Revenue generated per product:

Figures in million – SA rand	2024	2023	2022
Gold	37,138	30,257	18,812
PGMs	59,547	71,090	111,070
Platinum	20,573	19,775	17,826
Palladium	19,919	25,271	42,275
Rhodium	14,747	21,991	47,166
Iridium	2,824	2,883	2,480
Ruthenium	1,484	1,170	1,323
Chrome	6,069	5,165	3,481
Nickel	3,626	4,334	4,305
Zinc	3,765	2,126	—
Silver	1,008	152	20
Other[1]	976	560	600
Total revenue	112,129	113,684	138,288
1Other primarily includes revenue from cobalt and copper sales. For the year ended 31 December 2022, revenue from the Marikana toll treatment arrangement of
R105 million is included (see note 32)

Disclosure of major customers	The table below illustrates the Group's major customers for the year ended:

Figures in million – SA rand	2024			2023			2022
	Customers			Customers			Customers
Operating segments	A	B	C	A	B	C	A	B	C
US PGM, SA PGM and Reldan	24,719	—	—	—	—	—	—	—	—
US PGM and SA PGM	—	12,332	—	28,764	13,804		42,555	—	23,492
SA gold	—	—	12,183	—	—	14,405	—	—	—
US PGM, SA PGM and Sandouville nickel refinery	—	—	—	—	—	—	—	18,140	—